Inventory (Tables)	6 Months Ended
Nov. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	November 30,	May 31,
	2018	2018
Raw materials	$257,985	$-
Finished goods	612,999	-
Total	$870,984	$-